Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Government grants [Abstract]
Disclosure of movement in deferred income from government grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2022 and 2021:

(in millions)	December 31, 2022	December 31, 2021
Beginning balance	$176	$169
Received/receivable during the period	270	40
Released to the consolidated statements of operations	(42)	(33)
Ending balance	$404	$176
Current	110	29
Non-current	294	147
	$404	$176

Disclosure of government grants recognized in consolidated statement of operations
Government grants were recognized in the consolidated statements of operations and comprehensive income (loss) as follows:

(in millions)	December 31, 2022	December 31, 2021	December 31, 2020
Cost of revenue	$30	$33	$49
Research and development expenses	11	—	2
Selling, general and administrative	1	—	—
Total balance	$42	$33	$51